Deutsche Investment Management Americas, Inc.
One Beacon Street
Boston, MA  02108

March 24, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:           DWS Dreman Value Income Edge Fund, Inc. (the “Fund”) (File No. 811-21949) Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the above-referenced Fund (the “Proxy Statement”).  The Proxy Statement is intended for use in the solicitation of stockholders of the Fund in connection with the Fund’s annual meeting of stockholders to be held on May 24, 2010 (the “Annual Meeting”).

At the Annual Meeting, stockholders will (i) elect the Fund’s Directors and (ii) consider and act upon a stockholder proposal (if properly presented) requesting that the Board of the Fund take the necessary steps to declassify the Fund’s Board of Directors.  The Fund expects to begin mailing the definitive proxy statement to stockholders on or about April 17, 2010.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum
Vice President and Counsel
Deutsche Investment Management Americas, Inc.